Income Taxes (Reconciliation Of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at January 1	$ 7,147	$ 7,042	$ 6,734
Gross increases - current period tax positions	724	962	975
Gross decreases - prior period tax positions	(1,237)	(857)	(667)
Unrecognized tax benefits at December 31	6,634	7,147	7,042
Indianapolis Power And Light Company [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at January 1	7,147	7,042	6,734
Gross increases - current period tax positions	724	962	975
Gross decreases - prior period tax positions	(1,237)	(857)	(667)
Unrecognized tax benefits at December 31	$ 6,634	$ 7,147	$ 7,042